Taxes on Income (Reconciliation of Statutory Tax Expense To Actual Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income (loss) before income taxes	$ (27,302)	$ 22,390	$ 12,905
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Computed expected tax	$ (6,279)	$ 5,150	$ 2,968
Non-deductible operating expenses	4,308	566	395
Prior years adjustments	(126)	(57)	(157)
Tax effect due to "Preferred Enterprise" status	784	1,949	(577)
Statutory rate differential	221	168	(86)
Other	203	206	(179)
Income tax expense (benefit)	$ (889)	$ 4,084	$ 2,364